EQUITY TRANSACTIONS (Details 1)	3 Months Ended
Mar. 31, 2016 $ / shares
Equity Transactions Details
Weighted Fair value of options granted as of March 31, 2016	$ 0.67
Expected term (years)	6 years
Risk-free interest rate	1.82%
Volatility	83.00%
Dividend yield	0.00%